Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST AND DIVIDEND INCOME
Taxable	$ 5,974,485	$ 6,645,321	$ 7,251,907
Tax-exempt	522,058	536,473	527,344
Debt securities:
Taxable	3,206,117	3,463,178	4,173,960
Tax-exempt	1,459,879	1,163,007	943,965
Other interest income	44,676	49,908	15,938
Federal funds sold		8	728
Total interest and dividend income	11,207,215	11,857,895	12,913,842
INTEREST EXPENSE
Deposits	1,942,354	2,657,832	3,731,052
Federal funds purchased and repurchase agreements	108,364	112,297	127,979
FHLB and other long-term borrowings	178,589	285,373	469,068
Total interest expense	2,229,307	3,055,502	4,328,099
Net interest income	8,977,908	8,802,393	8,585,743
PROVISION FOR LOAN LOSSES	600,000	220,000	183,942
Net interest income after provision for loan losses	8,377,908	8,582,393	8,401,801
NONINTEREST INCOME
Service charges and other fees	494,992	594,126	702,529
Net gains on available for sale securities	730,897	565,274	188,517
Other operating income	808,042	817,182	899,957
Total noninterest income	2,033,931	1,976,582	1,791,003
NONINTEREST EXPENSE
Salary and employee benefits	3,833,789	3,822,492	3,684,089
Net occupancy expense of premises	1,493,529	1,420,868	1,272,483
Other operating expenses	2,298,760	2,479,538	2,635,509
Total noninterest expense	7,626,078	7,722,898	7,592,081
Income before income taxes	2,785,761	2,836,077	2,600,723
INCOME TAXES	331,616	496,796	295,737
Net income	2,454,145	2,339,281	2,304,986
WEIGHTED AVERAGE SHARES OUTSTANDING	$ 1,652,814	$ 1,652,814	$ 1,652,814
EARNINGS PER COMMON SHARE	$ 1.48	$ 1.42	$ 1.39
DIVIDENDS PER COMMON SHARE	$ 0.76	$ 0.73	$ 0.73